Average Annual Total Returns	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	14.43%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.70%	10.41%
Performance Inception Date		Jun. 28, 2023
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	9.13%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	7.82%